Scharf Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 95.42%	Value
	Aerospace and Defense - 3.41%
40,779	Lockheed Martin Corp.	$14,493,264
	Beverages - 4.97%
44,853	Constellation Brands, Inc. - Class A	11,256,757
87,835	Heineken N.V. (b)	9,886,000
		21,142,757
	Building Products - 4.51%
273,322	Masco Corp.	19,192,671
	Chemicals - 4.56%
519,785	Valvoline, Inc.	19,382,783
	Commercial Services & Supplies - 3.32%
359,648	Herman Miller, Inc.	14,094,605
	Diversified Financial Services - 6.00%
85,252	Berkshire Hathaway, Inc. - Class B (a)	25,490,348
	Health Care Providers & Services - 15.56%
229,700	Centene Corp. (a)	18,927,280
222,015	CVS Health Corp.	22,903,067
97,965	McKesson Corp.	24,351,160
		66,181,507
	Insurance - 6.50%
14,374	Markel Corp. (a)	17,737,516
96,575	Progressive Corp.	9,913,424
		27,650,940
	Interactive Media & Services - 1.33%
38,115	Baidu, Inc. - ADR (a)	5,671,131
	IT Services - 6.83%
168,170	Cognizant Technology Solutions Corp. - Class A	14,920,042
135,853	Fiserv, Inc. (a)	14,100,183
		29,020,225
	Media - 7.82%
358,525	Comcast Corp. - Class A	18,044,563
94,430	Liberty Broadband Corp. (a)	15,212,673
		33,257,236
	Personal Products - 2.43%
192,345	Unilever plc - ADR	10,346,238
	Pharmaceuticals - 8.28%
128,385	AstraZeneca plc - ADR	7,478,426
81,284	Johnson & Johnson	13,905,254
157,805	Novartis AG - ADR	13,803,204
		35,186,884
	Road & Rail - 2.04%
120,585	Canadian Pacific Railway, Ltd. (b)	8,674,891
	Software - 12.57%
105,734	Microsoft Corp.	35,560,459
205,325	Oracle Corp.	17,906,393
		53,466,852
	Specialty Retail - 5.29%
93,761	Advance Auto Parts, Inc.	22,491,389
	TOTAL COMMON STOCKS (Cost $271,325,440)	405,743,721

	PREFERRED STOCK - 3.22%
	Technology Hardware, Storage & Peripherals - 3.22%
228,560	Samsung Electronics Co., Ltd., 1.52% (b)	13,689,566
	TOTAL PREFERRED STOCK (Cost $3,697,316)	13,689,566

	MONEY MARKET FUND - 1.57%
6,686,749	First American Treasury Obligations Fund, Class Z, 0.01% (c)	6,686,749
	TOTAL MONEY MARKET FUND (Cost $6,686,749)	6,686,749

	Total Investments in Securities (Cost $281,709,505) - 100.21%	426,120,036
	Liabilities in Excess of Other Assets - (0.21)%	(901,129)
	TOTAL NET ASSETS - 100.00%	$425,218,907

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Fund
Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Scharf Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$38,928,367	$-	$-	$38,928,367
Consumer Discretionary	22,491,389	-	-	22,491,389
Consumer Staples	31,488,995	-	-	31,488,995
Financials	53,141,288	-	-	53,141,288
Health Care	101,368,391	-	-	101,368,391
Industrials	56,455,431	-	-	56,455,431
Information Technology	82,487,077	-	-	82,487,077
Materials	19,382,783	-	-	19,382,783
Total Common Stocks	405,743,721	-	-	405,743,721
Preferred Stock
Information Technology	13,689,566	-	-	13,689,566
Total Preferred Stock	13,689,566	-	-	13,689,566
Money Market Fund	6,686,749	-	-	6,686,749
Total Investments in Securities	$426,120,036	$-	$-	$426,120,036

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.